As filed with the Securities and Exchange Commission on October 16, 2008

  File No. 002-77048
  File No. 811-03451

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐
  POST-EFFECTIVE AMENDMENT NO. 55  ☒
  and
  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐
  AMENDMENT NO. 54  ☒

SEI DAILY INCOME TRUST
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code (610) 989-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Richard W. Grant, Esquire Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

  ☐   immediately upon filing pursuant to paragraph (b)
  ☐  on [date] pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☒  on December 15, 2008 pursuant to paragraph (a)(1)
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2) of rule 485.

  If appropriate, check the following box:
  ☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SEI DAILY INCOME TRUST

PROSPECTUS

December 15, 2008

ULTRA SHORT BOND FUND

CLASS G SHARES

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Adviser:

WELLINGTON MANAGEMENT COMPANY, LLP

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

About This Prospectus

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies, and are designed primarily for institutional investors.  This prospectus gives you important information about the Class G Shares of the Ultra Short Bond Fund (the Fund) that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about the Fund.  For more detailed information about the Fund, please see:

RISK/RETURN INFORMATION

The Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund’s assets are managed under the direction of SIMC and one or more sub-advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal. SIMC acts as “manager of managers” for the Fund, and attempts to ensure that the sub-adviser complies with the Fund’s investment policies and guidelines.  SIMC also recommends the appointment of additional or replacement sub-advisers to the Fund’s Board of Trustees.  Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal.  SIMC and the Fund’s sub-adviser (the Sub-Adviser) make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance.  In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.  A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade.  The estimated level of volatility for the Fund is set forth in the Fund Summary that follows.  The effect on the Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

ULTRA SHORT BOND FUND

Fund Summary

Investment Goal:	Provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility

Share Price Volatility:	Low to medium

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting fixed income obligations, the Fund invests in investment grade U.S. dollar-denominated fixed income securities

Investment Strategy

The Ultra Short Bond Fund invests at least 80% of its net assets in investment grade U.S. dollar-denominated instruments, including:  (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities;  (v) asset-backed securities; (vi) fully-collateralized repurchase agreements involving any of the foregoing obligations; and (vii) U.S. dollar-denominated instruments of foreign issuers.  In addition, the Fund may invest in futures contracts, options, swaps and other similar instruments.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities with an acceptable maturity that offer competitive yields and that are issued by issuers that are on a sound financial footing.  The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the maturity of individual securities relative to the maturity of the Fund as a whole.  The Fund has a dollar-weighted average maturity of less than three years.  The Sub-Adviser will strive to maintain a portfolio duration between one half and one and a half years.

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity and duration of these securities affects risk.

Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Obligations issued by some U.S.

Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index.  Examples of derivative instruments include futures contracts, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate.  As with any security, particularly in volatile times, there may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate.  In addition, some derivative instruments are subject to counterparty risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.  Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price.  When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.  Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.  Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.  Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above.  Asset-backed securities present credit risks that are not presented by mortgage-backed securities.  This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets.  If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security.  In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

The Fund is also subject to the risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Performance Information

As of December 15, 2008, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1998	6.18%
1999	4.25%
2000	7.87%
2001	6.29%
2002	3.49%
2003	1.64%
2004	1.08%
2005	2.78%
2006	4.89%
2007	1.69%

Best Quarter:	Worst Quarter:
2.62%	-0.67%
(12/31/00)	(12/31/07)

The Fund’s Class A total return from January 1, 2008 to June 30, 2008 was -0.46%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Lehman Brothers 9-12 Month Treasury Index.

Ultra Short Bond Fund – Class A	1 Year	5 Years	10 Years	Since Inception*
Fund Return Before Taxes	1.69%	2.41%	3.99%	4.40%
Fund Return After Taxes on Distributions**	-0.05%	1.21%	2.36%	2.60%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	1.10%	1.40%	2.43%	2.65%
Lehman Brothers 9-12 Month Treasury Index Return (reflects no deduction for fees, expenses or taxes)***	5.87%	3.01%	4.17%	4.58%

*	The inception date for Class A Shares of the Fund is September 28, 1993. Index returns are shown from September 30, 1993.
**

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***

An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman

Brothers 9-12 Month Treasury Index is a widely-recognized, market-weighted index of U.S. Treasury bonds with remaining maturities between nine and twelve months.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class G Shares
Investment Advisory Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.18	%*
Total Annual Fund Operating Expenses	1.53	%**

*              Other expenses are based on estimated amounts for the current fiscal year.

**           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total operating expenses are expected to be as follows:

Ultra Short Bond Fund — Class G Shares	0.60%

For more information about these fees, see “Investment Adviser and Sub-Adviser” and “Distribution and Service of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Ultra Short Bond Fund — Class G Shares	$156	$483

More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  Under normal circumstances, the Fund will invest at least 80% of its net assets in the types of securities described in this prospectus.  However, the Fund may also invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund’s Statement of Additional Information (SAI).  Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with the Fund’s objective.  The Fund will do so only if SIMC or the Sub-Adviser believes that the risk of loss outweighs the opportunity for higher taxable income.

More Information About Risk

The Fund is also subject to the following additional risks:

Credit risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Extension risk: The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Interest rate risk:  The risk of market losses attributable to changes in interest rates.  With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

Liquidity risk:  The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.  The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Market risk:  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.  Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity risk:  The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment risk: The risk that with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Investment Adviser and Sub-Adviser

SIMC serves as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the the Fund’s assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines, and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Fund.  As of August 31, 2008, SIMC had approximately $96.9 billion in assets under management.  For the fiscal year ended January 31, 2008, SIMC received an investment advisory fee, as a percentage of the Fund’s average daily net assets, at the following annual rate:

	Investment Advisory Fee	Investment Advisory Fee After Fee Waiver
Ultra Short Bond Fund	0.10%	0.06%

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory and sub-advisory agreements is available in the Fund’s annual report, which covers the period February 1, 2007 through January 31, 2008.

Sub-Adviser and Portfolio Manager

Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Sub-Adviser to the Fund.

Ultra Short Bond Fund

Timothy E. Smith, Senior Vice President and Fixed Income Portfolio Manager at Wellington Management, became the portfolio manager of the Ultra Short Bond Fund in 1999.  Mr. Smith has been an investment professional with Wellington Management since 1992.

The SAI provides additional information about the portfolio manager’s compensation, other accounts he manages, and his ownership, if any, of securities in the Fund.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Class G Shares of the Fund.

The Fund offers Class G Shares only to financial institutions and intermediaries for their own or their customers’ accounts.

For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class G Shares by placing orders with the Fund’s transfer agent (the Transfer Agent) or its authorized agent.  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interest of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in the Fund in any twelve-month period).  For more information regarding the Fund’s policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Unless otherwise indicated, the Fund calculates its NAV once each Business Day as of the close of the Business Day (normally, 4:00 p.m. Eastern Time).  For you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund must receive your purchase order in proper form and federal funds (readily available funds) before 4:00 p.m. Eastern Time.  The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio at market price.

Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.  Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value and is described in more detail in the SAI. SIMC or the Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify SEI Investments Global Funds Services (the Administrator) if it believes that a particular pricing service is no longer a reliable source of prices. The Administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or the Sub-Adviser, as applicable, or if the Administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Fund’s Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of the Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with the Fair Value Procedures established by the Fund’s Board of Trustees.  The Fund’s Fair Value Procedures are implemented through the Committee designated by the Fund’s Board of Trustees.  The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the prices of securities with similar characteristics (e.g., duration and credit quality), the liquidity of the security, the size of the holding in the Fund or any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  Accordingly, the Fund’s Board of Trustees has adopted policies and procedures on behalf of the Fund to deter short-term trading.  The Transfer Agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.              if the shareholder conducts four or more “round trips” in the Fund in any twelve-month period.  A round trip involves the purchase of shares of the Fund and subsequent redemption of all or most of those shares.  An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.             if the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund in its sole discretion also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund’s policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.  When applying the Fund’s policy, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund’s monitoring techniques are intended to identify and deter short-term trading in the Fund.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques.  Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

The Fund and/or its service providers have entered into agreements with financial intermediaries that require them to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries.  The Fund may also delegate trade monitoring to the financial intermediaries.  If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Fund.  The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

The Fund may be sold to participant-directed employee benefit plans.  The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Board of Trustees may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.  As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you own shares through an account with the Fund, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale on the following Business Day after it receives your request, but it may take up to three Business Days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons.  More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Class G Shares of the Fund for Class G Shares of any other Fund of the Trust on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days’ notice and is subject to any applicable limitations resulting from the closing of the Fund to new investors. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

Distribution and Service of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.

SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Fund’s Class G Shares.  The distribution fee for Class G Shares, as a percentage of average daily net assets, may be up to 0.25%.

The Fund may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class G Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

Disclosure of Portfolio Holdings Information

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Fund distributes its income monthly.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale or exchange of Fund shares may be a taxable event.

More information about taxes is in the Fund’s SAI.

Financial Highlights

As of December 15, 2008, Class G Shares of the Fund had not commenced operations.

SEI DAILY INCOME TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA  19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 15, 2008 includes more detailed information about SEI Daily Income Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports typically list the Fund’s holdings and contain information from the Fund’s managers about Fund strategies and recent market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at:

One Freedom Valley Drive
Oaks, PA 19456

By Internet:  http://www.seic.com

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

SEI Daily Income Trust’s Investment Company Act registration number is 811-03451.

SEI-F-053 (12/08)

SEI DAILY INCOME TRUST

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Investment Adviser:

SEI Investments Management Corporation

Sub-Adviser:

Wellington Management Company, LLP

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Daily Income Trust (the "Trust") and should be read in conjunction with the Trust's Class G Shares prospectus (the "Prospectus"), which is dated December 15, 2008. The Prospectus may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

December 15, 2008

  SEI-F-056 (12/08)

TABLE OF CONTENTS

THE TRUST	S-2

INVESTMENT OBJECTIVES AND POLICIES	S-2

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-2

Asset-Backed Securities	S-3

Commercial Paper	S-3

Dollar Rolls	S-3

Fixed Income Securities	S-4

Foreign Securities	S-4

Futures and Options on Futures	S-5

Illiquid Securities	S-6

Interfund Lending and Borrowing Arrangements	S-6

Mortgage-Backed Securities	S-6

Municipal Securities	S-9

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-10

Obligations of Supranational Entities	S-10

Options	S-10

Repurchase Agreements	S-11

Swaps, Caps, Floors, Collars and Swaptions	S-12

U.S. Government Securities	S-13

Variable and Floating Rate Instruments	S-14

When-Issued and Delayed Delivery Securities	S-14

INVESTMENT LIMITATIONS	S-15

THE ADMINISTRATOR AND TRANSFER AGENT	S-17

THE ADVISER AND SUB-ADVISER	S-18

DISTRIBUTION AND SHAREHOLDER SERVICING	S-21

TRUSTEES AND OFFICERS OF THE TRUST	S-23

PROXY VOTING POLICIES AND PROCEDURES	S-27

DETERMINATION OF NET ASSET VALUE	S-28

PURCHASE AND REDEMPTION OF SHARES	S-29

TAXES	S-29

PORTFOLIO TRANSACTIONS	S-31

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-33

DESCRIPTION OF SHARES	S-34

LIMITATION OF TRUSTEES' LIABILITY	S-34

CODES OF ETHICS	S-34

VOTING	S-34

SHAREHOLDER LIABILITY	S-34

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-35

CUSTODIAN	S-35

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-35

LEGAL COUNSEL	S-35

DESCRIPTION OF RATINGS	A-1

THE TRUST

The Trust is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Except for differences among the Class A, Class B, Class C, Class H, Class G and Sweep Class Shares pertaining to distribution, administrative and shareholder service plans, voting rights, dividends and transfer agency expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio. The Trust changed its name from SEI Cash+Plus Trust to its current name in April 1994.

This Statement of Additional Information ("SAI") relates to Class G Shares of the Ultra Short Bond Fund (the "Fund").

The investment adviser, SEI Investments Management Corporation ("SIMC" or the "Adviser") and investment sub-adviser (the "Sub-Adviser") to the Fund are referred to collectively as the "advisers."

INVESTMENT OBJECTIVES AND POLICIES

ULTRA SHORT BOND FUND—The Ultra Short Bond Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. Under normal market conditions, the Fund invests at least 80% of its net assets in obligations of U.S. dollar-denominated instruments consisting of: (i) commercial paper rated in one of the two highest short-term rating categories by an NRSRO or, if unrated, determined by the Sub-Adviser to be of comparable quality at the time of investment; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) corporate obligations (notes, bonds and debentures) rated in one of the four highest long-term rating categories by an NRSRO or, if unrated, determined by the Sub-Adviser to be of comparable quality at the time of investment; (v) mortgage-backed securities; (vi) asset-backed securities rated in one of the four highest long-term rating categories by an NRSRO or, if unrated, determined by the Sub-Adviser to be of comparable quality at the time of investment; (vii) repurchase agreements involving the foregoing securities; and (viii) U.S. dollar-denominated instruments of foreign issuers. The Fund may also invest in futures contracts, options, swaps and other similar instruments.

The Sub-Adviser intends to limit the Fund's purchases of non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities. Under normal conditions, the Fund's duration will range from half a year to one and a half years.

There can be no assurance that the Fund will achieve its investment objectives.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Fund's "Investment Objectives and Policies" section and the associated risk factors. The Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the advisers, such investment will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity in any of these areas. The Fund's advisers will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objectives.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Collateralized Debt Obligations. Collateralized debt obligations ("CDOs") are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation ("CLO") if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics which are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

In addition to the general risks associated with debt securities discussed in this SAI and the Prospectus, asset-backed securities carry additional risks including, but not limited to, the possibilities that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

DOLLAR ROLLS—"Dollar rolls" are transactions in which securities (usually mortgage-backed securities) are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, the Fund will "cover" any dollar roll as required by the 1940 Act.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

Securities held by the Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value, or the yield or value of the Fund's shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Fund's advisers, as applicable. See "Appendix A—Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by the Fund is downgraded below investment grade, the Fund's advisers, as applicable, will review the situation and take appropriate action with regard to the security.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Although the Fund's foreign securities will be denominated in U.S. dollars, their value may be impacted by the exchange rate between the U.S. dollar and the foreign currency of the issuer.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. The Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. Instances in which the Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. The Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and options on futures, including the following: (1) the success of a hedging strategy may depend on the advisers' ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the advisers determine the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the advisers may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The Securities and Exchange Commission (the "SEC") has granted an exemption that permits the Fund to participate in an interfund lending program (the "Program") with all other funds advised by SIMC (the "SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Currently, the Program has not yet been implemented. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (the "Repo Rate"), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (the "Bank Loan Rate"). The Bank Loan Rate will be determined using a formula approved by the SEI Funds' Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. The Fund's participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. Upon implementation of the Program, SIMC will administer the Program according to procedures approved by the SEI Funds' Board of Trustees. In addition, the Program will be subject to oversight and periodic review by the Board.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages.

Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities ("FHLMC Gold PCs") which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by private stockholders. Freddie Macs are not backed by the full faith and credit of the United States, and therefore are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancements, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

Commercial Mortgage-Backed Securities ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Parallel Pay Securities; Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MUNICIPAL SECURITIES—Municipal securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section "Illiquid Securities."

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section "Illiquid Securities."

OBLIGATIONS OF SUPRANATIONAL ENTITIES—Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

OPTIONS—The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered" as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

The Fund may trade put and call options on securities, securities indices and currencies, as the advisers, as applicable, determine is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations as set forth below. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write (i.e., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by an adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The advisers monitor compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of an adviser, liquidity or other considerations so warrant.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

The Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, the Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

The Fund may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If the Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as a buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if the Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. The Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, the Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, the Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). The Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from the Fund. This is true whether these derivative products are used to create additional risk exposure for the Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement the Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. The Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to the Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, the Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, the Fund may have contractual remedies under the swap agreement.

The Fund will enter into swaps only with counterparties that an adviser believes to be creditworthy. In addition, the Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the

United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

Receipts. Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., obligations of GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued and delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate. When the Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Fund. Except with regard to the limitation on: (i) investing in illiquid securities and (ii) borrowings, the following percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of the Fund, which cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of outstanding shares" means the vote of: (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

  1.  Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Fund and may be changed by the Board without a vote of shareholders.

The Fund may not:

  1.  Invest in oil, gas or mineral leases.

  2.  With respect to the 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the voting securities of any one issuer.

  3.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

  4.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

  5.  Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Prospectus and the SAI or as permitted by rule, regulation or order of the SEC.

  6.  Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets.

  7.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by the Fund's borrowing limitation described above in aggregate amounts not to exceed 10% of the net assets of the Fund taken at current value at the time of the incurrence of such loan.

  8.  Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

  9.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

  10.  Invest in interests in oil, gas or other mineral exploration or development programs.

  11.  Purchase securities of other investment companies; provided that the Fund may purchase such securities as permitted by the 1940 Act and the rules and regulations thereunder but, in any event, the Fund may not purchase securities of other open-end investment companies.

  12.  Invest more than 10% of its net assets in illiquid securities.

  13.  Invest in companies for the purpose of exercising control.

Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board. Rule 144A securities are securities that are traded in the institutional market pursuant to an exemption from registration. Rule 144A securities may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional buyers.

Other Policies. The Fund is prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on section 12(d)(1)(G) or section 12(d)(1)(F) of the 1940 Act.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. Government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund has a non-fundamental investment limitation that prohibits the Fund from investing directly in real estate. This non-fundamental policy may be changed only by vote of the Board.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Fund. SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and the transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust.  The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

The Administrator pays the excess of the Fund's operating expenses as disclosed in the Prospectus. If operating expenses of the Fund exceed limitations established by certain states, the Administrator will pay such excess. The Administrator will not be required to bear expenses of the Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code (the "Code"). The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses. In addition, certain voluntary and contractual fee waivers and reimbursement arrangements by the Administrator were in effect during the fiscal year ended January 31, 2008. The Administrator has agreed to waive a portion of its entire fee for Class G Shares of the Fund to limit total annual expenses up to 0.60% (1) (expressed as a percentage of the Fund's daily net assets).

(1) Represents a voluntary cap that may be discontinued at any time.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by the Fund at an annual rates of 0.35%.

The following table shows: (i) the dollar amount of fees paid to the Administrator by the Fund; and (ii) the dollar amount of the Administrator's contractual and voluntary fees waived for the fiscal years ended January 31, 2006, 2007 and 2008:

	Fees Paid (000)			Fee Waivers (000)
	2006	2007	2008	2006	2007	2008
Ultra Short Bond Fund	$848	$791	$655	$374	$401	$289

THE ADVISER AND SUB-ADVISER

General. SIMC is a wholly-owned subsidiary of SEI (NASDAQ:SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 10 investment companies, including more than 80 funds, with approximately $96.9 billion in assets under management as of August 31, 2008.

Manager of Managers Structure. SIMC is the investment adviser for the Fund and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC to operate a "manager of managers" structure efficiently. The exemptive order permits SIMC, with the approval of the Board, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Fund without submitting the sub-advisory agreements to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements for the Fund. The Trust will notify shareholders in the event of any addition or change in identity of the sub-advisers.

SIMC oversees the investment advisory services provided to the Fund and may manage the cash portion of the Fund's assets. Pursuant to a sub-advisory agreement with SIMC, and under the supervision of SIMC and the Board, the Sub-Adviser is generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Fund. The Sub-Adviser also is responsible for managing its employees who provide services to the Fund. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

Subject to the Board's review, SIMC allocates and, when appropriate, reallocates the Fund's assets to the Sub-Adviser, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Fund's investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee the Sub-Adviser and recommend a sub-adviser's hiring, termination and replacement.

For its advisory services, SIMC receives a fee, which is calculated daily and paid monthly at an annual rate of 0.10% of the daily net assets of the Fund up to $500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such assets in excess of $1 billion. SIMC pays the Sub-Adviser out its investment advisory fees.

Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as the sub-adviser to the Fund. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

Advisory and Sub-Advisory Agreements with the Trust. Each advisory agreement or sub-advisory agreement (the "Investment Advisory Agreements") provides that SIMC or the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement after the first two (2) years must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of the Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Adviser, as applicable, or by the Adviser or Sub-Adviser, as applicable, on 90 days' written notice to the Trust.

Advisory and Sub-Advisory Fees. The following table shows: (i) the dollar amount of fees paid to SIMC by the Fund; and (ii) the dollar amount of SIMC's voluntary fee waivers for the fiscal years ended January 31, 2006, 2007 and 2008:

	Advisory Fees Paid (000)			Advisory Fee Waivers (000)
	2006	2007	2008	2006	2007	2008
Ultra Short Bond Fund	$218	$191	$158	$131	$150	$111

The following table shows: (i) the dollar amount of fees paid to the Sub-Adviser by SIMC; and (ii) the dollar amount of the Sub-Adviser's voluntary fee waivers for the fiscal years ended January 31, 2006, 2007 and 2008:

	Sub-Advisory Fees Paid (000)			Sub-Advisory Fees Waived (000)
	2006	2007	2008	2006	2007	2008
Ultra Short Bond Fund	$204	$190	$158	$138	$109	$111

Portfolio Management.

Wellington Management

Compensation. Wellington Management receives a fee based on the assets under management of the Fund as set forth in the Investment Sub-Advisory Agreement between Wellington Management and SIMC on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Fund. The following information relates to the period ended August 31, 2008.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the Fund's manager listed in the prospectus, who is primarily responsible for the day-to-day management of the Fund ("Portfolio Manager"), includes a base salary and incentive components. The base salary for Mr. Smith, who is a partner of Wellington Management, is determined by the Managing Partners of the firm. Mr. Smith's base salary is generally a fixed amount that may change as a result of an annual review. Base salaries for Wellington Management's employees are reviewed annually and may be adjusted based on the recommendation of the Portfolio Manager's manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. The Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager and generally each other account managed by the Portfolio Manager. The incentive paid to the Portfolio Manager is based on the revenues earned by Wellington Management, which have no performance-related component. Wellington Management applies similar incentive structures to other accounts managed by the Portfolio Manager, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Manager may also be eligible for bonus payments based on his overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. As a partner of Wellington Management, Mr. Smith is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm.

Ownership of Fund Shares. As of August 31, 2008, the Portfolio Manager did not beneficially own any shares of the Fund.

Other Accounts. As of August 31, 2008, in addition to the Fund, the Portfolio Manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets*	Number of Accounts	Total Assets*	Number of Accounts	Total Assets*
Timothy E. Smith	8	$2,046,927,741	7	$7,687,900,620	44	$9,442,554,932

None of the accounts listed above is subject to a performance-based advisory fee.

*  Assets are rounded to the nearest one hundred thousands dollars.

Conflicts of Interests. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts and hedge funds. The Portfolio Manager generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Portfolio Manager makes investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Manager may purchase or sell securities, including IPOs, for one account and not for another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies, and/or holdings to that of the Fund.

The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Portfolio Manager may purchase the same security for the Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Fund's holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Fund. Because incentive payments are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Manager. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor. The Distributor is a wholly-owned subsidiary of SEI. The Distributor has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distributor Agreement with the Trust. The Distributor serves as the Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement"). The Trust has adopted a Distribution Plan (the "Plan") for the Class G Shares of the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto (the "Qualified Trustees"). The Plan may not be amended to materially increase the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Class G Shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan adopted for the Class G Shares shareholders provides that the Trust will pay the Distributor a fee of up to 0.25% of the average daily net assets of the Fund's Class G Shares that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Distributor, that provide distribution-related services to Class G Shares shareholders or to their customers who beneficially own Class G Shares. Payments may be made under the Plan for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

Except to the extent that the Administrator and/or SIMC benefited through increased fees from an increase in the net assets of the Trust, which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of the Plan or related agreements.

For the fiscal year ended January 31, 2008, the Fund did not incur any 12b-1 expenses.

The Fund has also adopted a shareholder servicing plan for its Class G Shares (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.

Distribution Expenses Incurred by Adviser. The Fund may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools and other investment information and services to assist them in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Fund and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Fund. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its past profits or other available resources, and are not charged to the Fund.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Fund with "shelf space" or a higher profile for the firm's associated Financial Advisors and their customers, placing the Fund on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisors, providing assistance in training and educating the firms' personnel, allowing sponsorship of seminars or informational meetings and furnishing marketing support and other specified services. These payments may be based on average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Shareholder Servicing Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or its representatives to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources.

Although the Fund may use broker-dealers that sell Fund shares to effect transactions for the Fund's portfolio, the Fund, SIMC and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund and each fund of SEI Daily Income Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP (the "Fund Complex"), which currently consists of 80 funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the name, date of birth, position with the Trust, the year in which the Trustee was elected, other directorships held and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. There is no stated term of office for the Trustees of the Trust, however, a Trustee must retire from the Board of Trustees by the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the trusts, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1982)—SEI employee, 1974-present. Mr. Nesher currently manages SEI's proprietary investment advisory and mutual fund business and SEI's third-party fund administration business. President and Chief Executive Officer of the Trust, December 2005-present. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee* (since 1982)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments—Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited and SEI Asset Korea Co., Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Institutional International

* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor and SIMC.

Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Independent Trustees.

JAMES M. STOREY (DOB 04/12/31)—Trustee (since 1994)—Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee/Director of U.S. Charitable Gift Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2003. Founder and Principal, Grecoventures Ltd. from 1999 to 2002. Director, Sunoco, Inc. and Exelon Corporation. Trustee of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Trustee/Director of SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee/Director of Ariel Mutual Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc. (retirement plan provider), 1997-December 2005. Chief Executive Officer, INVESCO North America (investment management firm), September 2003-December 2005. Director, Colonial BancGroup, Inc. Chair of the Board of Trustees, Georgia Tech Foundation, Inc. Chair of the Board of Trustees, Georgia Tech Foundation, Inc. Trustee/Director of SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditors and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditors to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditors and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditors that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Storey, Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times in the Trust's most recently completed fiscal year.

•  Fair Value Committee. The Board has a standing Fair Value Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Committee is to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Committee. The Fair Value Committee meets as necessary and met 11 times during the Trust's most recently completed fiscal year.

•  Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the applicable Trust's offices. Messrs. Storey, Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Committee shall meet at least once each year and shall conduct at least one meeting in person. The Committee met 8 times during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the "1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	None	Over $100,000
Mr. Doran	Over $100,000	Over $100,000
Independent
Mr. Storey	None	None
Mr. Sullivan	None	Over $100,000
Ms. Greco	None	Over $100,000
Ms. Lesavoy	None	None
Mr. Williams	None	None
Mr. Johnson	None	None
Mr. Harris	None	None

*  Valuation date is December 31, 2007.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Interested
Mr. Nesher	$0	N/A	N/A	$0
Mr. Doran	$0	N/A	N/A	$0
Independent
Mr. Gooch*	$19,325	N/A	N/A	$181,575
Mr. Storey	$19,325	N/A	N/A	$181,575
Mr. Sullivan	$19,325	N/A	N/A	$181,575
Ms. Greco	$19,325	N/A	N/A	$181,575
Ms. Lesavoy	$19,325	N/A	N/A	$181,575
Mr. Williams	$19,325	N/A	N/A	$181,575
Mr. Johnson	$14,494	N/A	N/A	$136,181
Mr. Harris**	N/A	N/A	N/A	N/A

*  Mr. Gooch retired as of December 5, 2007.

**  Mr. Harris was appointed as a Trustee as of June 26, 2008 and did not serve as a Trustee for the Trust's most recently completed fiscal year.

Trust Officers. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor, or until earlier resignation or removal.

ROBERT A. NESHER—(DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading "Interested Trustees."

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.

STEPHEN F. PANNER (DOB 06/08/70)—Controller and Chief Financial Officer (since 2005)—Fund Accounting Director of the Administrator, 2005-present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Bishop Street Funds,The Advisors' Inner Circle Fund and The Advisors' Inner Circle Fund II since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006. Senior Investment Analyst—Equity Team of SIMC, March 2000-February 2003.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003-2005.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management, 2003-2004. Associate, Morgan, Lewis & Bockius LLP, 2000-2003.

MICHAEL T. PANG (DOB 07/08/72)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust's Mutual Funds Group, 2004. Counsel, Permal Asset Management, 2001-2004.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Attorney, SEI Investments, since July 2007. Associate, Stark & Stark (law firm), March 2004-July 2007. Associate, Flaster/Greenberg, P.C. (law firm), January 2000-February 2004.

ANDREW S. DECKER (DOB 08/22/63)—Anti-Money Laundering Compliance Officer (since 2008)— Compliance Officer and Product Manager, SEI Investments, since 2005. Vice President, Old Mutual Capital, 2000-2005.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities to SIMC. In delegating proxy voting responsibilities, the Fund has directed that proxies be voted consistent with the Fund's best economic interests.

SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Fund (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE

Securities of the Fund may be valued by the Administrator pursuant to valuations provided by independent pricing services. The pricing services rely primarily on prices of actual market transactions as well as trader quotations. However, the pricing services may also use a matrix system to determine valuations, which considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the independent pricing services and the valuation methodologies are reviewed by the officers of the Trust under the general supervision of the Trustees.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. The advisers reasonably believe that prices provided by independent pricing agents are reliable. However, there can be no assurance that a pricing service's prices will be reliable. The advisers will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Administrator, in turn, will notify the Fair Value Committee if it receives such notification from SIMC or the Sub-Adviser or if the Administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing services and their valuation methodologies are reviewed by the officers of the Trust and the Administrator under the general supervision of the Board.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Board. The Fund's Fair Value Procedures are implemented through the Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Committee will determine the value after taking into consideration relevant information reasonably available to the Fair Value Committee. Examples of factors the Fair Value Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

PURCHASE AND REDEMPTION OF SHARES

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange ("NYSE") is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Administrator, SIMC, the Distributor and/or the custodian are not open for business.

Purchases and redemptions of shares of the Fund may be made on any day the NYSE is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. You are urged to consult your own tax advisor.

This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Post-October losses represent losses realized on investment transactions from November 1, 2007 through January 31, 2008 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

Qualification as a RIC

The Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders. In order to qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers which are engaged in the same, similar or related trades or businesses, and the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

If the Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders (subject to certain minimum holding periods) and for the lower tax rates on qualified dividend income for individual shareholders (subject to certain minimum holding periods and other limitations). Because the Fund's income is expected to be derived primarily from interest rather than dividends, no portion of the Fund's distributions is expected to be eligible for the corporate dividends-received deduction or for the lower tax rates on qualified dividend income.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

The Fund receives income generally in the form of interest on its investments. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or additional shares. The Fund may derive capital gains and losses in connection with sales of other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income.

Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares.

The Fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

By law, the Fund must withhold at the applicable withholding rate and remit to the U.S. Treasury, any amounts subject to withholding on your taxable distributions and proceeds if: (i) you do not provide your correct social security or taxpayer identification number; (ii) you are subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) you have failed to certify that you are not subject to backup withholding; or (iv) you have failed to certify that you are a U.S. person (including a U.S. resident alien).

Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

State Taxes

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in Fund shares.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in GNMA or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC or the Sub-Adviser, as applicable, is responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While SIMC and the Sub-Adviser generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, SIMC and the Sub-Adviser will deal directly with the broker-dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such broker-dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions, dealer spreads or underwriting discounts, nor transfer taxes or other direct transaction expenses.

It is expected that the Fund may execute a substantial portion of its brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules of the SEC. In such trades, the Distributor receives a commission as the introducing broker on such trades. An unaffiliated third-party broker selected by SIMC or the Sub-Adviser provides execution and clearing services with respect to such trade, and is compensated for such services from the commission paid on the trade. More specifically, SIMC requests, but does not require, that certain sub-advisers execute up to thirty percent of trades with the Distributor as introducing broker. In addition, SIMC will, from time to time, execute trades with the Distributor as introducing broker, primarily in connection with the trading associated with the transition of portfolios when there is a change in sub-advisers in the Fund or a reallocation of assets among sub-advisers. In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. The Fund does not direct brokerage to brokers in recognition of, or as compensation for, the sale of Fund shares. For the fiscal years ended January 31, 2006, 2007 and 2008, the Fund did not pay any brokerage commissions.

The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to SIMC or the Sub-Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by SIMC or the Sub-Adviser under its respective advisory or sub-advisory agreement, and the expenses of SIMC or the Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of January 31, 2008, the Fund held the following securities:

Fund	Name of Issuer	Amount (000)
Ultra Short Bond Fund	Bank of America JP Morgan Chase Bear Stearns Merrill Lynch Morgan Stanley Credit Suisse Citigroup	$2,451 $3,176 $6,188 $5,787 $4,461 $3,519 $3,403

The portfolio turnover rate for the Fund for the fiscal years ending January 31, 2007 and 2008 was as follows:

	Turnover Rate
Fund	2007	2008
Ultra Short Bond Fund	40%	54%

A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable the Fund to receive favorable tax treatment.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Fund's portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Fund currently has no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Fund's Trustees, SIMC, the Sub-Adviser, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Fund's third-party independent pricing agents and the Fund's independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise required by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of the Fund may also be provided to a prospective service provider for the Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Fund's policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Fund, SIMC, nor any other service provider to the Fund may receive compensation or other consideration for providing portfolio holdings information.

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at

http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund, each of which represents an equal proportionate interest in the Fund. Each share of the Fund upon liquidation of the Fund entitles a shareholder to a pro rata share in the net assets of the Fund after taking into account certain distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Any consideration received by the Trust for shares of any additional portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC, the Sub-Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

VOTING

Where the Prospectus or the SAI states that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of October 8, 2008 the following persons were the only persons who were record owners (or, to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Fund. Persons who owned of record or beneficially more than 25% of the Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the following persons in accounts for their fiduciary, agency or custodial customers.

Fund and Class	Name and Address of Record Owner	Number of Shares	Percentage of Portfolio's Shares
Ultra Short Bond Fund Class A	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	22,979,126.280	78.81%

	SAAT Conservative Strategy Fund One Freedom Valley Drive Oaks, PA 19456	3,715,954.068	12.74%

CUSTODIAN

U.S. Bank National Association ("U.S. Bank"), 425 Walnut Street, Cincinnati, Ohio 45202 (the "Custodian"), serves as custodian and acts as wire agent of the assets of the Fund. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

DESCRIPTION OF RATINGS

Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by Moody's, S&P and Fitch, respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa  Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

Investment Grade

AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH LONG-TERM RATINGS

Investment Grade

AAA  Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB  Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B  Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, and Fitch, respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•  Leading market positions in well-established industries.

•  High rates of return on funds employed.

•  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF S&P'S SHORT-TERM RATINGS

A-1  This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

DESCRIPTION OF FITCH SHORT-TERM RATINGS

F1  Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

Description of Municipal Note Ratings

The following descriptions of municipal note ratings have been published by Moody's and S&P, respectively.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS

MIG-1 or VMIG-1  Best quality. Have strong protection afforded by established cash flows, superior liquidity support and/or demonstrated access to the market for refinancing.

MIG-2 or VMIG-2  High quality. Margins of protection are ample, although not so large as in the preceding group.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS

SP-1  Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2  Satisfactory capacity to pay principal and interest.

PART C: OTHER INFORMATION

Item 23.  Exhibits:

(a)(1)  Declaration of Trust originally filed on March 15, 1982, in the Post-Effective Amendment to Form N-1A, is herein incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 33 to Form N-1A (File No. 002-77048), filed with the Securities and Exchange Commission ("SEC") on March 31, 1995.

(a)(2)  Amendment to the Declaration of Trust dated June 1, 1982 is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(3)  Amendment to the Declaration of Trust dated July 30, 1982 is herein incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(4)  Amendment to the Declaration of Trust dated December 10, 1986 is herein incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(5)  Amendment to the Declaration of Trust dated April 8, 1987 is herein incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(6)  Amendment to the Declaration of Trust dated December 23, 1988 is herein incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(7)  Amendment to the Declaration of Trust dated August 9, 1989 is herein incorporated by reference to Exhibit (a)(7) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(8)  Amendment to the Declaration of Trust dated March 23, 1994 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(b)  Amended By-Laws, dated June 17, 2004, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 29, 2005.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement between the Registrant and SEI Investments Management Corporation relating to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 26, 2003.

(d)(2)  Amended and Restated Schedules A and B to the Investment Advisory Agreement between the Registrant and SEI Investments Management Corporation dated November 1, 2004 are herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 29, 2005.

(d)(3)  Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Wellington Management Company, LLP relating to the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Bond Funds is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 29, 2005.

(d)(4)  Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Columbia Management Advisors, LLC (f/k/a Banc of America Capital Management, LLC) relating to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 26, 2003.

(d)(5)  Amendment to the Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Columbia Management Advisors, LLC (f/k/a Banc of America Capital Management, LLC) with respect to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 48 of Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 28, 2004.

(d)(6)  Amended and Restated Schedule B to the Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Columbia Management Advisors, LLC (f/k/a Banc of America Capital Management, LLC) relating to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds, dated December 9, 2004, is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 29, 2005.

(e)  Amended and Restated Distribution Agreement, dated September 16, 2002, is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 26, 2003.

(f)  Not Applicable.

(g)  Custodian Agreement between the Trust and U.S. Bank, N.A., dated August 16, 2006, is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 29, 2007.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management), dated December 10, 2003, is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 48 of Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 28, 2004.

(h)(2)  Amended Schedule D, dated June 26, 2008, to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management), dated December 10, 2003, is filed herewith.

(h)(3)  Form of Class A Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on April 1, 1996.

(h)(4)  Form of Class B Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on April 1, 1996.

(h)(5)  Form of Class B Shares Administrative Services Plan and Agreement is herein incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on April 1, 1996.

(h)(6)  Form of Class C Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on April 1, 1996.

(h)(7)  Form of Class C Shares Administrative Services Plan and Agreement is herein incorporated by reference to Exhibit (9)(e) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on April 1, 1996.

(h)(8)  Form of Sweep Class Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (9)(g) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 30, 1997.

(h)(9)  Form of Class H Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on January 19, 2001.

(h)(10)  Form of Class H Shares Administrative Services Plan and Agreement is herein incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on January 19, 2001.

(h)(11)  Form of Class E Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (h)(11) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2002.

(h)(12)  Form of Class G Shares Shareholder Service Plan and Agreement is filed herewith.

(i)  Opinion and Consent of Counsel is filed herewith.

(j)  Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)  Not Applicable.

(l)  Not Applicable.

(m)(1)  Sweep Class Shares Distribution Plan is herein incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2006.

(m)(2)  Class G Shares Distribution Plan is filed herewith.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan, dated June 26, 2008, is filed herewith.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SEI Daily Income Trust is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 31, 2006.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 31, 2006.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 31, 2006.

(p)(4)  The Code of Ethics for SEI Investments Management Corporation is filed herewith.

(p)(5)  The Code of Ethics for Wellington Management Company, LLP is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 29, 2007.

(p)(6)  The Code of Ethics for Columbia Management Advisors, LLC is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 29, 2007.

(q)(1)  Powers of Attorney for Robert A. Nesher, William M. Doran, F. Wendell Gooch, Rosemarie B. Greco, George J. Sullivan, Jr., James M. Storey, Nina Lesavoy, James M. Williams and Stephen F. Panner are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 31, 2006.

(q)(2)  Power of Attorney for Mitchell A. Johnson is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 29, 2007.

(q)(3)  Power of Attorney for Hubert L. Harris, Jr. is filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information filed herewith regarding the Trust's control relationships. SEI Investments Management Corporation is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and other Connections of Investment Advisers:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of the adviser or sub-advisers is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The adviser's or sub-adviser's table was provided to the Registrant by the adviser or sub-adviser for inclusion in this Registration Statement.

Columbia Management Advisors, LLC

Columbia Management Advisors, LLC ("Columbia") is the Sub-Adviser for the Registrant's Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds. The principal business address of Columbia is 100 Federal Street, Boston, MA 02110. Columbia is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Information with respect to Columbia's managers and executive officers or persons who perform similar functions is incorporated by reference to Form ADV filed by Columbia with the SEC pursuant to the Advisers Act (File No. 801-50372). Columbia and its managers or officers are not and have not been, at any time during the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for its account or in the capacity of manager, officer or employee of Columbia, except that certain managers and officers also hold various positions with, and engage in business for, Columbia Management Group, LLC ("CMG"), the company that owns all the outstanding interests of Columbia, Columbia Management Distributors, Inc. ("CMDI"), a company that is wholly owned by Columbia, and other subsidiaries of Bank of America Corporation. CMG is the investment management division of Bank of America Corporation. CMG, Columbia and CMDI, all affiliates of each other, furnish investment management services and products for institutional and individual investors.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the Adviser for the Funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward Loughlin Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution
Company
SEI Investments Global Funds
Services
SEI Trust Company
SEI Investments Canada
Company
SEI Global Services, Inc.
SEI Inc.
LSV Asset Management
SEI Investments (Asia), Limited
SEI Asset Korea, Co Ltd.
SEI Canada Opportunities
	Limited	Executive Vice President Director Vice President Director Director Vice President Director Management Committee Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company

SEI Trust Company
SEI Insurance Group
SIMC Holdings, LLC
SEI Ventures Inc.
SEI Investments Management
Corporation Delaware, LLC
SIMC Subsidiary LLC
SEI Investments Development
Inc.
SEI Investments Global Funds
Services
SEI Funds, Inc.
SEI Investments Inc.
SEI Global Capital Investments
Inc.
SEI Investments Global, Limited
SEI Investments—Global Fund
Services Limited
Larington Limited
SEI Advanced Capital
Management Inc.
SEI Primus Holding Corp.
SEI Global Services, Inc.

LSV Asset Management
SEI Private Trust Company
SEI Investments (Asia) Limited
SEI European Services Limited
U.K.
SEI Asset Korea, Co. Ltd.
SEI Investments Canada
Company	General Counsel, Executive
Vice President & Assistant
Secretary
Director & Vice President
Director, Vice President &
Assistant Secretary
Manager
Vice President & Secretary
Vice President & Assistant
Secretary
Manager
Vice President & Secretary
Vice President & Assistant
Secretary
Vice President & Secretary
Vice President & Secretary
Vice President & Secretary
Director
Director
Director
Director, Vice President &
Secretary
Vice President & Assistant
Secretary
Director, Senior Vice
President & Assistant
Secretary
Management Committee
Director & Vice President
Director
Director
Director
Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Wayne Withrow Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution
Company
SEI Investments Global (Cayman)
Limited
SEI Global Holdings (Cayman)
Inc.
SEI Investments Global
(Bermuda) Ltd.
SEI Global Services, Inc.
SEI Investments—Global Fund
	Services Limited	Executive Vice President Director Director Chairman of the Board & Chief Executive Officer Director, President Director, Senior Vice President Director

Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company
SEI Global Investments Corp.
SEI Investments (Europe) Ltd.
SEI Investments—Unit Trust
Management (UK) Limited
SEI Global Nominee Ltd.
SEI Asset Korea, Co. Ltd.
SEI Investments (South Africa)
Limited
SEI Investments Global, Limited
SEI Investments Canada
Company
SEI Global Services, Inc.
SEI Investments (Asia), Limited
SEI European Services Limited
	U.K.	Executive Vice President President Managing Director Director Director Director, Chairman of the Board Director Director Director Senior Vice President Director Director

Chris Keogh Senior Vice President	SEI Investments Company SEI Franchise, Inc. SEI European Services Limited U.K.	Senior Vice President Director Director

Kathy Heilig Vice President & Treasurer	SEI Investments Company SEI Insurance Group, Inc. SEI Ventures, Inc. SEI Investments Management Corporation Delaware, LLC SEI Investments Developments Inc. SEI Investments Global Funds Services	Vice President, Controller &
Chief Accounting Officer
Vice President & Treasurer
Director, Vice President &
Treasurer
Manager, Vice President &
Treasurer
Director, Vice President &
Treasurer
Vice President & Treasurer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
SEI Funds, Inc.
SEI Investments, Inc.
SEI Global Investments Corp.
SEI Global Capital Investments,
Inc.
SEI Investments Global (Cayman)
Limited
SEI Investments Global Holdings
(Cayman) Inc
SEI Advanced Capital
Management, Inc.
SEI Primus Holding Corp.
SEI Global Services, Inc.
SEI Franchise, Inc.	Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Vice President & Treasurer
Vice President, Assistant
Secretary & Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Treasurer
Vice President & Treasurer

Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company SIMC Holdings, LLC SIMC Subsidiary LLC SEI Investments Global Funds Services SEI Funds, Inc. SEI Investments Global (Bermuda) Ltd SEI Global Services, Inc. SEI Franchise, Inc.	Vice President & Assistant Secretary Manager Manager General Counsel, Vice President & Secretary Vice President Vice President Vice President & Assistant Secretary Assistant Secretary

Aaron Buser Vice President & Assistant Secretary	—	—

Lydia A. Gavalis Vice President & Assistant Secretary	SEI Investments Company SEI Investments (Europe) Ltd SEI Global Nominee Ltd SEI Investments—Unit Trust Management (UK) Limited	Vice President & Assistant Secretary Director Director Director

James Ndiaye Vice President & Assistant Secretary	SEI Investments Global Funds Services SEI Global Services, Inc.	Vice President & Assistant Secretary Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael Pang Vice President & Assistant Secretary	SEI Investments Global Funds Services SEI Investments Global (Cayman) Limited SEI Global Holdings (Cayman) Inc SEI Global Services, Inc. SEI Funds, Inc.	Vice President & Assistant Secretary Director, Vice President & Secretary Vice President & Secretary Vice President & Assistant Secretary Vice President

Lauren Shank Vice President & Assistant Secretary	SEI Global Services, Inc.	Vice President & Assistant Secretary

Lori L. White Vice President & Assistant Secretary	SEI Investments Company SEI Investments Distribution Company SEI Investments Global Funds Services	Vice President & Assistant Secretary Vice President & Assistant Secretary Assistant Secretary

Stephanie Cavanagh Chief Compliance Officer	—	—

Kevin Barr President	SEI Investments Distribution Company SEI Global Services, Inc.	President & Chief Executive Officer Vice President

Michael Cagnina Vice President	—	—

David Campbell Vice President	SEI Investments Global Funds Services SEI Global Services, Inc.	Vice President Vice President

Al Chiaradonna Vice President	—	—

Richard Deak Vice President	SEI Investments Company SEI Investments Global Funds Services SEI Global Services, Inc.	Vice President & Assistant Secretary Vice President & Assistant Secretary General Counsel, Vice President & Secretary

Michael Farrell Vice President	SEI Investments Distribution Company SEI Franchise, Inc.	Vice President Vice President

Paul Klauder Vice President	SEI Global Services, Inc.	Vice President

James Martielli Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
John J. McCue Vice President	—	—

Dave McLaughlin Vice President	—	—

Carolyn McLaurin Vice President	—	—

Roger Messina Vice President	SEI Global Services, Inc.	Vice President

James Micelli Vice President	SEI Global Services, Inc.	Vice President

James V. Morris Vice President	SEI Global Services, Inc.	Vice President

Stephen Onofrio Vice President	SEI Global Services, Inc.	Vice President

Debra Phillips Vice President	—	—

Alison Saunders Vice President	SEI Global Services, Inc.	Vice President

John Scarpato Vice President	SEI Global Services, Inc. SEI Franchise, Inc. SEI Giving Fund	Vice President Vice President Director & President

Brandon Sharrett Vice President	SEI Global Services, Inc. SEI Investments Global Funds Services	Vice President Vice President

Sean Simko Vice President	—	—

James Smigiel Vice President	—	—

Greg Stahl Vice President	—	—

Raymond B. Webster Vice President	SEI Global Services, Inc.	Vice President

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") serves as the Sub-Adviser for the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The principal address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Item 27.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser:

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Institutional Managed Trust	January 22, 1987

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

SEI Institutional Investments Trust	June 14, 1996

Oak Associates Funds	February 27, 1998

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

Barclays Global Investors Funds	March 31, 2003

SEI Opportunity Fund, L.P.	October 1, 2003

The Arbitrage Funds	May 17, 2005

The Turner Funds	January 1, 2006

ProShares Trust	November 14, 2005

Community Reinvestment Act Qualified Investment Fund	January 8, 2007

SEI Alpha Strategy Portfolios, LP	June 29, 2007

TD Asset Management USA Funds	July 25, 2007

SEI Structured Credit Fund, LP	July 31, 2007

Wilshire Mutual Funds, Inc.	July 12, 2008

Wilshire Variable Insurance Trust	July 12, 2008

Forward Funds	August 14, 2008

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Edward D. Loughlin	Director	—

Wayne M. Withrow	Director	—

Kevin Barr	President & Chief Executive Officer	—

Maxine Chou	Chief Financial Officer & Treasurer	—

Thomas Rodman	Chief Operations Officer	—

John C. Munch	General Counsel & Secretary	—

Name	Position and Office with Underwriter	Positions and Offices with Registrant
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

Mark J. Held	Senior Vice President	—

Lori L. White	Vice President & Assistant Secretary	—

John Coary	Vice President & Assistant Secretary	—

John Cronin	Vice President	—

Robert McCarthy	Vice President	—

Robert Silvestri	Vice President	—

Michael Farrell	Vice President	—

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

(b)  With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(c), the required books and records are maintained at the offices of Registrant's Manager:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser and Sub-Advisers:

Columbia Management Advisors, LLC
100 Federal Street
Boston, Massachusetts 02110

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Item 29.  Management Services:

None

Item 30.  Undertakings:

Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with each meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 Act relating to shareholder communications.

Registrant undertakes to furnish, upon request and without charge, to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A.

NOTICE

A copy of the Agreement and Declaration of Trust of SEI Daily Income Trust (formerly known as SEI Cash + Plus Trust) is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 55 to Registration Statement No. 002-77048 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 16th day of October, 2008.

SEI DAILY INCOME TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

	*	Trustee	October 16, 2008

William M. Doran

	*	Trustee	October 16, 2008

George J. Sullivan, Jr.

	*	Trustee	October 16, 2008

James M. Storey

	/s/ ROBERT A. NESHER	Trustee	October 16, 2008

Robert A. Nesher

	*	Trustee	October 16, 2008

Rosemarie B. Greco

	*	Trustee	October 16, 2008

Nina Lesavoy

	*	Trustee	October 16, 2008

James M. Williams

	*	Trustee	October 16, 2008

Mitchell A. Johnson

	*	Trustee	October 16, 2008

Hubert L. Harris, Jr.

	/s/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	October 16, 2008

	/s/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	October 16, 2008

*By:	/s/ ROBERT A. NESHER Robert A. Nesher

Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX.99B(h)(2)	Amended Schedule D, dated June 26, 2008, to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management), dated December 10, 2003, is filed herewith.

EX.99B(h)(12)	Form of Class G Shares Shareholder Service Plan and Agreement is filed herewith.

EX-99.B(i)	Opinion and Consent of Counsel is filed herewith.

EX-99.B(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

EX-99.B(m)(2)	Class G Shares Distribution Plan is filed herewith.

EX-99.B(n)	Amended and Restated Rule 18f-3 Multiple Class Plan, dated June 26, 2008, is filed herewith.

EX-99.B(p)(4)	The Code of Ethics for SEI Investments Management Corporation is filed herewith.

EX-99.B(q)(3)	Power of Attorney for Hubert L. Harris, Jr. is filed herewith.